LEASES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount at beginning		¥ 2,189	¥ 3,550
Addition		1,781	102
Accretion of interest recognized during the year		133	150
Payments		(1,253)	(1,613)
Carrying amount at ending	$ 422	2,915	2,189
Current portion	190		981	¥ 1,317
Non-current portion	232		1,208	1,598
Foreign currency translation difference		65
Carrying amount	422		2,189	2,915
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning		155	502
Addition		265
Accretion of interest recognized during the year		14	17
Payments		(112)	(364)
Carrying amount at ending	47	322	155
Current portion	7		155	48
Non-current portion	40			274
Foreign currency translation difference
Carrying amount	47		155	322
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Carrying amount at beginning		2,034	3,048
Addition		1,516	102
Accretion of interest recognized during the year		119	133
Payments		(1,141)	(1,249)
Carrying amount at ending	375	2,593	2,034
Current portion	183		826	1,269
Non-current portion	192		1,208	1,324
Foreign currency translation difference		¥ 65
Carrying amount	$ 375		¥ 2,034	¥ 2,593